ORGANIZATION	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023
ORGANIZATION

NOTE 1. ORGANIZATION

Organization

Healthy Choice Wellness Corp. (the “Company”) is a Delaware corporation organized in September 2022. It is a wholly owned operating segment of Healthier Choices Management Corp (“HCMC”), a U.S. based holding company, which trades on the OTC Pink Sheets, specializing in providing consumers with healthier alternatives to everyday lifestyle choices.

Through its wholly owned subsidiaries, Healthy Choice Markets, Inc., Healthy Choice Markets 2, LLC, Healthy Choice Markets 3, LLC, Healthy Choice Markets IV, LLC, and Healthy Choice Markets V, LLC respectively, the Company operates:

●	Ada’s Natural Market, a natural and organic grocery store offering fresh produce, bulk foods, vitamins and supplements, packaged groceries, meat and seafood, deli, baked goods, dairy products, frozen foods, health & beauty products, and natural household items.

●	Paradise Health & Nutrition’s three stores that likewise offer fresh produce, bulk foods, vitamins and supplements, packaged groceries, meat and seafood, deli, baked goods, dairy products, frozen foods, health & beauty products, and natural household items.

●	Mother Earth’s Storehouse, an organic and health food and vitamin store in New York’s Hudson Valley, has been in existence for over 40 years.

●	Greens Natural Foods’ eight stores in New York and New Jersey, offering a selection of 100% organic produce and all-natural, non-GMO groceries & bulk foods; a wide selection of local products; an organic juice and smoothie bar; a fresh foods department, which offers fresh and healthy “grab & go” foods; a full selection of vitamins & supplements; as well as health and beauty products.

●	Ellwood Thompson’s, an organic and natural health food and vitamin store located in Richmond, Virginia.

Through its wholly owned subsidiary, Healthy Choice Wellness, LLC, the Company operates a Healthy Choice Wellness Center in Kingston, NY and has a licensing agreement for a Healthy Choice Wellness Center located at the Casbah Spa and Salon in Fort Lauderdale, FL.

These centers offer multiple vitamin drip mixes and intramuscular shots for clients to choose from that are designed to help boost immunity, fight fatigue and stress, reduce inflammation, enhance weight loss, and efficiently deliver antioxidants and anti-aging mixes. Additionally, there are IV vitamin mixes and shots for health, beauty, and re-hydration.

Through its wholly owned subsidiary, Healthy Choice Wellness II, LLC, the Company entered into a joint venture with an established healthcare provider, and the joint venture is in the process of creating a structure whereby it will engage in telemedicine evaluations of patients for semaglutide therapy. The operation will encompass, generally: medical evaluations of patients; treatment of patients with semaglutide; and coordination with providers and patients. There was no activity for the quarter ended March 31, 2024.

Through its wholly owned subsidiary, Healthy U Wholesale, Inc., the Company sells vitamins and supplements, as well as health, beauty and personal care products through its on-line retail subsidiary, The Vitamin Store, LLC.

Sourcing and Vendors

We source from multiple suppliers. These suppliers range from small independent businesses to multinational conglomerates. For the three months ended March 31, 2024 and 2023, approximately 37% and 43%, respectively, of our total purchases were from one vendor.

Spin-Off

HCMC has commenced steps to spin off (“Spin-Off”) its grocery segment and wellness business into a new publicly traded company (hereinafter referred to as “HCWC” or “The Company”). HCWC will continue the path of growth in the wellness verticals started by HCMC and explore other growth opportunities that comport with HCMC’s healthier lifestyle mission. Following the Spin-Off, HCMC will retain its entire patent suite, the Q-Cup® brand, and continue to develop its patent suite through R&D as well as continuing its path of enforcing its patent rights against infringers and attempting to monetize said patents through licensing deals.

At the time of the Spin-Off, HCMC will distribute all the outstanding shares of Common Stock held by it on a pro rata basis to holders of HCMC’s common stock. Shares of HCMC’s common stock outstanding as of the record date for the Spin-Off (the “Record Date”), will entitle the holder thereof to receive a certain number of shares of Common Stock in HCWC. The distribution will be made in book-entry form by a distribution agent. Fractional shares of Common Stock will not be distributed in the Spin-Off and any fractional amounts will be rounded down.

NOTE 1. ORGANIZATION

Organization

Healthy Choice Wellness Corp. (the “Company”) is a Delaware corporation organized in September 2022. It is a wholly owned operating segment of Healthier Choices Management Corp (“HCMC”), a U.S. based holding company, which trades on the OTC Pink Sheets, specializing in providing consumers with healthier alternatives to everyday lifestyle choices.

Through its wholly owned subsidiaries, Healthy Choice Markets, Inc., Healthy Choice Markets 2, LLC, Healthy Choice Markets 3, LLC, Healthy Choice Markets IV, LLC, and Healthy Choice Markets V, LLC respectively, the Company operates:

●	Ada’s Natural Market, a natural and organic grocery store offering fresh produce, bulk foods, vitamins and supplements, packaged groceries, meat and seafood, deli, baked goods, dairy products, frozen foods, health & beauty products, and natural household items.

●	Paradise Health & Nutrition’s three stores that likewise offer fresh produce, bulk foods, vitamins and supplements, packaged groceries, meat and seafood, deli, baked goods, dairy products, frozen foods, health & beauty products, and natural household items.

●	Mother Earth’s Storehouse, a two-store organic and health food and vitamin chain in New York’s Hudson Valley, has been in existence for over 40 years.

●	Greens Natural Foods’ eight stores in New York and New Jersey, offering a selection of 100% organic produce and all-natural, non-GMO groceries & bulk foods; a wide selection of local products; an organic juice and smoothie bar; a fresh foods department, which offers fresh and healthy “grab & go” foods; a full selection of vitamins & supplements; as well as health and beauty products.

●	Ellwood Thompson’s, an organic and natural health food and vitamin store located in Richmond, Virginia.

Through its wholly owned subsidiary, Healthy Choice Wellness, LLC, the Company operates a Healthy Choice Wellness Center in Kingston, NY and has a licensing agreement for a Healthy Choice Wellness Center located at the Casbah Spa and Salon in Fort Lauderdale, FL.

These centers offer multiple vitamin drip mixes and intramuscular shots for clients to choose from that are designed to help boost immunity, fight fatigue and stress, reduce inflammation, enhance weight loss, and efficiently deliver antioxidants and anti-aging mixes. Additionally, there are IV vitamin mixes and shots for health, beauty, and re-hydration.

Through its wholly owned subsidiary, Healthy Choice Wellness II, LLC, the Company entered into a joint venture with an established healthcare provider, and the joint venture is in the process of creating a structure whereby it will engage in telemedicine evaluations of patients for semaglutide therapy. The operation will encompass, generally: medical evaluations of patients; treatment of patients with semaglutide; and coordination with providers and patients.

Through its wholly owned subsidiary, Healthy U Wholesale, Inc., the Company sells vitamins and supplements, as well as health, beauty and personal care products through its on-line retail subsidiary, The Vitamin Store, LLC.

Sourcing and Vendors

We source from multiple suppliers. These suppliers range from small independent businesses to multinational conglomerates. For the years ended December 31, 2023 and 2022, approximately 41% and 37% of our total purchases were from one vendor.

Spin-Off

HCMC has commenced steps to spin off (“Spin-Off”) its grocery segment and wellness business into a new publicly traded company (hereinafter referred to as “HCWC” or “The Company”). HCWC will continue the path of growth in the wellness verticals started by HCMC and explore other growth opportunities that comport with HCMC’s healthier lifestyle mission. Following the Spin-Off, HCMC will retain its entire patent suite, the Q-Cup® brand, and continue to develop its patent suite through R&D as well as continuing its path of enforcing its patent rights against infringers and attempting to monetize said patents through licensing deals.

At the time of the Spin-Off, HCMC will distribute all the outstanding shares of Common Stock held by it on a pro rata basis to holders of HCMC’s common stock. Shares of HCMC’s common stock outstanding as of the record date for the Spin-Off (the “Record Date”), will entitle the holder thereof to receive a certain number of shares of Common Stock in HCWC. The distribution will be made in book-entry form by a distribution agent. Fractional shares of Common Stock will not be distributed in the Spin-Off and any fractional amounts will be rounded down.

Greens Natural Foods, Inc. [Member]
ORGANIZATION

NOTE 2 – ORGANIZATION

Green’s Natural Foods, Inc., Dean’s Natural Food Market, Inc., Dean’s Natural Food Market of Shrewsbury, Inc., Dean’s Natural Food Market of Basking Ridge, LLC, Dean’s Natural Food Market of Chester, LLC, and Dean’s Natural Holdings, LLC (collectively the “Company”) operate organic and all-natural food grocery stores. The Company has eight grocery store locations in Mount Kisco, Eastchester, Briarcliff, and Somers, New York as well as Basking Ridge, Chester, Shrewsbury, and Ocean, New Jersey. On October 14, 2022, the Company’s assets were acquired by Healthy Choice Market IV, LLC, a wholly owned subsidiary of Healthier Choices Management Corp.